Note 6 - Leases - Future Operating Lease Payments (Details) - AUD ($)	Dec. 31, 2023	Dec. 31, 2022
2023	$ 488,262
2024	998,418
2025	1,022,251
2026	407,413
2027	416,427
Thereafter	1,807,808
Total future lease payments	5,140,579
Less: imputed interest	1,135,810
Total operating lease liabilities	4,004,769
Current	825,475	$ 755,125
Lease liability – operating leases	$ 3,179,294	$ 3,943,517